Pensions and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of defined benefit plans	The assumptions are reviewed by management at the end of each year and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation[a]			UK			US			Eurozone
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Discount rate for plan liabilities	4.8	5.0	1.8	5.0	5.2	2.7	3.6	4.2	1.3
Rate of increase for pensions in payment	2.8	2.9	3.2	—	—	—	2.1	1.8	1.4
Rate of increase in deferred pensions	2.8	2.9	3.2	—	—	—	0.7	0.6	0.4
Inflation for plan liabilities	3.0	3.1	3.3	2.0	2.0	2.1	2.4	2.1	1.6
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Discount rate for plan service cost[b]	N/A	N/A	1.5	5.2	2.8	2.4	4.3	1.7	1.4
Discount rate for plan other finance expense[c]	5.0	1.8	1.7	5.2	2.7	2.2	4.2	1.3	1.0
Inflation for plan service cost[b]	N/A	N/A	2.8	2.0	2.1	1.7	2.1	1.6	1.5
[a]Salary growth has not been a material financial assumption for the Group following the closure of the primary pension plan to future accrual in 2021.
[b]UK discount rate and inflation rate assumptions are not significant in determining the benefit expense following the closure of the primary UK plan to future accrual in 2021. Rates for the remaining small worldwide plan administered/reported through the UK are 5.0% (2022 2.5%) and 1.9% (2022 2.2%) respectively.
[c]The discount rate for plan other finance expense in 2021 was 1.4% for the primary UK plan for the period before the plan closed to future accrual on 30th June 2021 and 1.9% thereafter.
bp’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Life expectancy at age 60 for a male currently aged 60	27.4	26.9	26.9	25.0	25.0	24.9	26.1	26.0	25.8
Life expectancy at age 60 for a male currently aged 40	29.2	28.5	28.4	26.7	26.6	26.6	28.6	28.5	28.3
Life expectancy at age 60 for a female currently aged 60	29.2	28.8	28.9	28.1	28.0	27.9	29.3	29.3	29.1
Life expectancy at age 60 for a female currently aged 40	30.6	30.6	30.5	29.6	29.5	29.4	31.6	31.4	31.2

Disclosure of fair value of plan assets
The current asset allocation policy for the major plans at 31 December 2023 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	8	19
Bonds/cash (including LDI)	85	81
Property/real estate	7	—
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 216.

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2023
Listed equities – developed markets	862	97	333	232	1,524
– emerging markets	28	12	51	66	157
Private equity[c]	2,022	1,014	—	2	3,038
Government issued nominal bonds[d]	6,285	1,457	746	285	8,773
Government issued index-linked bonds[d]	13,177	—	88	—	13,265
Corporate bonds[d]	6,144	2,802	605	166	9,717
Property[e]	2,437	—	92	17	2,546
Cash	453	59	82	85	679
Other[f]	1,123	33	55	391	1,602
Debt (repurchase agreements) used to fund liability driven investments	(6,485)	—	—	—	(6,485)
	26,046	5,474	2,052	1,244	34,816
At 31 December 2022
Listed equities – developed markets	1,252	127	299	213	1,891
– emerging markets	117	17	48	71	253
Private equity[c]	2,715	1,126	—	2	3,843
Government issued nominal bonds[d]	4,039	1,370	682	263	6,354
Government issued index-linked bonds[d]	11,945	—	79	—	12,024
Corporate bonds[d]	6,317	2,569	563	146	9,595
Property[e]	2,297	—	89	18	2,404
Cash	567	175	61	116	919
Other[f]	1,088	33	56	357	1,534
Debt (repurchase agreements) used to fund liability driven investments	(5,290)	—	—	—	(5,290)
	25,047	5,417	1,877	1,186	33,527
At 31 December 2021
Listed equities – developed markets	2,964	340	473	290	4,067
– emerging markets	252	45	67	76	440
Private equity[c]	3,233	1,537	—	3	4,773
Government issued nominal bonds[d]	7,491	2,606	974	432	11,503
Government issued index-linked bonds[d]	24,516	—	100	—	24,616
Corporate bonds[d]	10,128	2,475	689	498	13,790
Property[e]	2,714	—	110	22	2,846
Cash	1,136	116	54	69	1,375
Other	1,133	54	70	22	1,279
Debt (repurchase agreements) used to fund liability driven investments	(10,723)	—	—	—	(10,723)
	42,844	7,173	2,537	1,412	53,966
[a]Bonds held by the UK pension plans are denominated in sterling or hedged back to sterling to minimize foreign currency exposure. Property held by the UK pension plans is in the United Kingdom.
[b]Bonds held by the US pension plans are denominated in US dollars or hedged back to USD to minimize foreign currency exposure.
[c]Private equity is valued at fair value based on the most recent transaction price or third-party net asset, revenue or earnings based valuations that generally result in the use of significant unobservable inputs.
[d]Bonds held by pension plans are predominantly valued using observable market data based inputs other than quoted market prices in active markets.
[e]Properties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party professional valuers that generally result in the use of significant unobservable inputs.
[f]Other includes insurance policies arising from annuity buy-in in Canada amounting to $374 million.

Disclosure of net defined benefit liability (asset)

					$ million
					2023
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	44	156	47	21	268
Past service cost[b]	4	—	5	(2)	7
Settlement[b]	—	—	—	3	3
Operating charge (credit) relating to defined benefit plans	48	156	52	22	278
Payments to defined contribution plans	132	158	7	36	333
Total operating charge (credit)	180	314	59	58	611
Interest income on plan assets[a]	(1,259)	(274)	(78)	(56)	(1,667)
Interest on plan liabilities	869	297	194	66	1,426
Other finance (income) expense	(390)	23	116	10	(241)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(677)	45	82	28	(522)
Change in financial assumptions underlying the present value of the plan liabilities	(649)	28	(508)	(24)	(1,153)
Change in demographic assumptions underlying the present value of the plan liabilities	(230)	(5)	8	—	(227)
Experience gains and losses arising on the plan liabilities	(320)	45	(84)	(1)	(360)
Remeasurements recognized in other comprehensive income	(1,876)	113	(502)	3	(2,262)
Movements in benefit obligation during the year
Benefit obligation at 1 January	17,480	5,880	4,799	1,343	29,502
Exchange adjustments	1,056	—	215	30	1,301
Operating charge relating to defined benefit plans	48	156	52	22	278
Interest cost	869	297	194	66	1,426
Contributions by plan participants	6	—	2	5	13
Benefit payments (funded plans)[c]	(1,071)	(262)	(79)	(81)	(1,493)
Benefit payments (unfunded plans)[c]	(8)	(166)	(230)	(25)	(429)
Reclassified as assets held for sale	—	—	—	(14)	(14)
Remeasurements	1,199	(68)	584	25	1,740
Benefit obligation at 31 Decembera d	19,579	5,837	5,537	1,371	32,324
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	25,047	5,417	1,877	1,186	33,527
Exchange adjustments	1,462	—	81	39	1,582
Interest income on plan assets[a] [e]	1,259	274	78	56	1,667
Contributions by plan participants	6	—	2	5	13
Contributions by employers (funded plans)	20	—	11	11	42
Benefit payments (funded plans)[c]	(1,071)	(262)	(79)	(81)	(1,493)
Remeasurements[e]	(677)	45	82	28	(522)
Fair value of plan assets at 31 December[f]	26,046	5,474	2,052	1,244	34,816
Surplus (deficit) at 31 December	6,467	(363)	(3,485)	(127)	2,492
Represented by
Asset recognized	6,631	1,133	120	64	7,948
Liability recognized	(164)	(1,496)	(3,605)	(191)	(5,456)
	6,467	(363)	(3,485)	(127)	2,492
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,631	1,133	104	29	7,897
Unfunded	(164)	(1,496)	(3,589)	(156)	(5,405)
	6,467	(363)	(3,485)	(127)	2,492
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(19,415)	(4,341)	(1,948)	(1,215)	(26,919)
Unfunded	(164)	(1,496)	(3,589)	(156)	(5,405)
	(19,579)	(5,837)	(5,537)	(1,371)	(32,324)
[a]The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan to future accrual, current service cost in the UK consists of $34 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
[b]Past service costs predominantly represent largely offsetting income and costs due to the removal of some benefits for members in Turkish plans and their replacement with new arrangements administered and reported through the UK. There was also a $5 million past service cost in France relating to statutory retirement age changes. Settlements represent charges for special termination benefits arising as a result of early retirements.
[c]The benefit payments amount shown above comprises $1,858 million benefits and $10 million settlements, plus $54 million of plan expenses incurred in the administration of the benefit.
[d]The benefit obligation for the US is made up of $4,527 million for pension liabilities and $1,310 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $3,393 million for pension liabilities in Germany which is largely unfunded.
[e]The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
[f]The fair value of plan assets includes borrowings related to the LDI programme as described on page 214.
24. Pensions and other post-retirement benefits – continued

					$ million
					2022
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	41	219	87	25	372
Past service cost[b]	23	—	(1)	(21)	1
Settlement[b]	(8)	—	—	(4)	(12)
Operating charge (credit) relating to defined benefit plans	56	219	86	—	361
Payments to defined contribution plans	110	132	6	36	284
Total operating charge (credit)	166	351	92	36	645
Interest income on plan assets[a]	(694)	(189)	(34)	(44)	(961)
Interest on plan liabilities	529	217	85	61	892
Other finance (income) expense	(165)	28	51	17	(69)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(12,955)	(1,581)	(507)	(151)	(15,194)
Change in financial assumptions underlying the present value of the plan liabilities	11,531	2,195	1,903	221	15,850
Change in demographic assumptions underlying the present value of the plan liabilities	47	—	(14)	(15)	18
Experience gains and losses arising on the plan liabilities	(146)	(15)	(159)	(14)	(334)
Remeasurements recognized in other comprehensive income	(1,523)	599	1,223	41	340
Movements in benefit obligation during the year
Benefit obligation at 1 January	32,834	8,273	7,108	1,652	49,867
Exchange adjustments	(3,224)	—	(443)	(68)	(3,735)
Operating charge relating to defined benefit plans	56	219	86	—	361
Interest cost	529	217	85	61	892
Contributions by plan participants	9	—	2	4	15
Benefit payments (funded plans)[c]	(1,211)	(364)	(78)	(79)	(1,732)
Benefit payments (unfunded plans)[c]	(7)	(285)	(229)	(23)	(544)
Reclassified as assets held for sale	—	—	—	(12)	(12)
Disposals	(74)	—	(2)	—	(76)
Remeasurements	(11,432)	(2,180)	(1,730)	(192)	(15,534)
Benefit obligation at 31 Decembera d	17,480	5,880	4,799	1,343	29,502
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	42,844	7,173	2,537	1,412	53,966
Exchange adjustments	(4,258)	—	(156)	(52)	(4,466)
Interest income on plan assetsa e	694	189	34	44	961
Contributions by plan participants	9	—	2	4	15
Contributions by employers (funded plans)	10	—	45	19	74
Benefit payments (funded plans)[c]	(1,211)	(364)	(78)	(79)	(1,732)
Reclassified as assets held for sale	—	—	—	(11)	(11)
Disposals	(86)	—	—	—	(86)
Remeasurements[e]	(12,955)	(1,581)	(507)	(151)	(15,194)
Fair value of plan assets at 31 December[f]	25,047	5,417	1,877	1,186	33,527
Surplus (deficit) at 31 December	7,567	(463)	(2,922)	(157)	4,025
Represented by
Asset recognized	7,716	1,227	256	70	9,269
Liability recognized	(149)	(1,690)	(3,178)	(227)	(5,244)
	7,567	(463)	(2,922)	(157)	4,025
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	7,716	1,227	238	39	9,220
Unfunded	(149)	(1,690)	(3,160)	(196)	(5,195)
	7,567	(463)	(2,922)	(157)	4,025
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(17,331)	(4,190)	(1,639)	(1,147)	(24,307)
Unfunded	(149)	(1,690)	(3,160)	(196)	(5,195)
	(17,480)	(5,880)	(4,799)	(1,343)	(29,502)
[a]The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan to future accrual, current service cost in the UK consists of $30 million of costs of administering that plan and $11 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
[b]Past service costs predominantly represent largely offsetting income and costs due to the removal of some benefits for members in Turkish plans and their replacement with new arrangements administered and reported through the UK. Settlements reflect costs associated with buyouts in Canada and in certain other small worldwide plans administered and reported through the UK.
[c]The benefit payments amount shown above comprises $2,217 million benefits and $8 million settlements, plus $51 million of plan expenses incurred in the administration of the benefit.
[d]The benefit obligation for the US is made up of $4,411 million for pension liabilities and $1,469 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $2,992 million for pension liabilities in Germany which is largely unfunded.
[e]The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
[f]The fair value of plan assets includes borrowings related to the LDI programme as described on page 214.
24. Pensions and other post-retirement benefits – continued

					$ million
					2021
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	154	246	105	31	536
Past service cost[b]	(302)	—	(27)	2	(327)
Settlement[b]	—	—	(4)	(1)	(5)
Operating charge (credit) relating to defined benefit plans	(148)	246	74	32	204
Payments to defined contribution plans	76	136	7	36	255
Total operating charge (credit)	(72)	382	81	68	459
Interest income on plan assets[a]	(684)	(150)	(30)	(40)	(904)
Interest on plan liabilities	559	209	78	56	902
Other finance (income) expense	(125)	59	48	16	(2)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,440	749	12	25	3,226
Change in financial assumptions underlying the present value of the plan liabilities	(100)	777	233	97	1,007
Change in demographic assumptions underlying the present value of the plan liabilities	66	(41)	(15)	1	11
Experience gains and losses arising on the plan liabilities	7	173	(11)	3	172
Remeasurements recognized in other comprehensive income	2,413	1,658	219	126	4,416
[a]The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
[b]The past service credit in the UK represents curtailment gains arising from the closure of the primary pension plan in the UK to future accrual. For active members of that plan on 30 June 2021, benefits payable are now linked to salary as at that date. Past service credits and settlements in the Eurozone include $18 million of curtailments and settlements due to restructuring initiatives. Remaining past service cost and settlements represent charges for special termination benefits arising as a result of early retirements.
Disclosure of sensitivity analysis for actuarial assumptions	A one-percentage point change, in isolation, in certain assumptions as at 31 December 2023 for the group’s pensions and other post-retirement benefit expense would have had the effects shown in the tables below. The effects shown for the expense in 2024 comprise the total of current service cost and net finance income or expense.

						$ million
					One percentage point
	UK		US		Eurozone
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate[a]
Effect on expense in 2024	(197)	173	(40)	46	(8)	4
Effect on obligation at 31 December 2023	(2,259)	2,811	(449)	651	(608)	737
Inflation rate[b]
Effect on expense in 2024	89	(83)	7	(6)	34	(29)
Effect on obligation at 31 December 2023	1,872	(1,738)	41	(35)	582	(503)
[a]The amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.
[b]The amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

Disclosure of additional information about defined benefit plans [text block]

			$ million
		One year increase
	UK	US	Eurozone
Longevity
Effect on expense in 2024	28	4	10
Effect on obligation at 31 December 2023	577	64	216

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, and the weighted average duration of the defined benefit obligations at 31 December 2023 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2024	1,169	474	332	88	2,063
2025	1,113	469	326	84	1,992
2026	1,126	456	318	85	1,985
2027	1,146	458	313	86	2,003
2028	1,159	441	308	86	1,994
2029 - 2033	5,958	2,204	1,454	440	10,056
					Years
Weighted average duration	12.9	9.3	12.9	11.4